UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:
Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: August 31
Date of reporting period: May 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

MASTER PORTFOLIO TRUST

PRIME CASH RESERVES PORTFOLIO

FORM N-Q
MAY 31, 2009

Prime Cash Reserves Portfolio

Schedule of Investments (unaudited)	May 31, 2009

Face
Amount	Security	Value
SHORT-TERM INVESTMENTS — 99.1%
Bank Notes — 1.6%
$100,000,000	Bank of America N.A., 1.397% due 10/2/09 (a)(b)	$100,000,000
100,000,000	Wells Fargo Bank N.A., 0.511% due 6/3/09 (b)	100,000,000
	Total Bank Notes	200,000,000
Certificates of Deposit — 22.1%
75,000,000	Banco Bilbao Vizcaya, 0.700% due 12/2/09	75,000,000
	Bank of Montreal:
35,000,000	0.270% due 6/15/09	35,000,000
95,000,000	0.250% due 6/26/09	95,000,000
125,000,000	1.750% due 9/15/09 (b)	125,000,000
	Bank of Nova Scotia:
100,000,000	1.010% due 7/2/09	100,000,857
75,000,000	1.150% due 5/7/10	75,000,000
75,000,000	Barclays Bank PLC NY, 1.560% due 7/13/09	75,000,000
	BNP Paribas NY Branch:
20,000,000	1.750% due 6/16/09	20,000,000
50,000,000	1.250% due 7/2/09	50,000,000
50,000,000	1.050% due 7/13/09	50,000,000
75,000,000	1.100% due 10/19/09	75,000,000
145,000,000	0.800% due 11/9/09	145,000,000
50,000,000	Canadian Imperial Bank, 1.000% due 7/21/09	50,000,000
	Citibank N.A.:
100,000,000	0.700% due 8/13/09	100,000,000
150,000,000	0.500% due 8/19/09	150,000,000
100,000,000	Credit Suisse NY, 1.925% due 4/23/10	100,000,000
	Deutsche Bank AG NY:
125,000,000	0.620% due 7/6/09	125,000,000
150,000,000	0.620% due 7/22/09	150,000,000
60,000,000	0.800% due 11/2/09	60,000,000
	Rabobank Nederland NY:
100,000,000	0.750% due 6/4/09	100,000,000
95,500,000	1.010% due 9/4/09	95,505,001
125,000,000	Royal Bank of Canada, 1.508% due 10/1/09 (b)	125,025,995
75,000,000	Royal Bank of Scotland PLC, 1.500% due 7/15/09	75,000,000
100,000,000	Societe Generale NY, 0.666% due 5/5/11 (b)	100,000,000
	Svenska Handelsbanken AB:
60,000,000	0.700% due 7/17/09	60,003,827
125,000,000	0.855% due 11/4/09	125,005,394
	Toronto Dominion Bank NY:
50,000,000	2.280% due 6/15/09	50,000,000
100,000,000	1.750% due 10/15/09	100,000,000
30,000,000	1.630% due 11/13/09	30,017,642
100,000,000	1.550% due 11/23/09	100,023,992
	Westpac Banking Corp.:
75,000,000	1.050% due 6/22/09	75,000,653
50,000,000	0.760% due 7/13/09	50,000,582
	Total Certificates of Deposit	2,740,583,943
Certificate of Deposit (Euro) — 1.2%
150,000,000	Credit Agricole Indosuez, 1.130% due 7/20/09	150,000,000
Commercial Paper — 22.1%
	ANZ National International Ltd.:
100,000,000	1.197% due 7/13/09 (a)(c)	99,861,167
65,000,000	0.903% due 7/20/09 (a)(c)	64,920,375

See Notes to Schedule of Investments.

Prime Cash Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2009

Face
Amount	Security	Value
Commercial Paper — 22.1% (continued)
$55,000,000	0.782% due 8/10/09 (a)(c)	$54,916,583
50,000,000	0.471% due 9/11/09 (a)(c)	49,933,417
200,000,000	Banco Bilbao Vizcaya, 0.850% due 8/17/09 (a)(c)	199,637,244
135,000,000	Bank of America Corp., 0.180% due 6/1/09 (c)	135,000,000
	BNZ International Funding Ltd.:
50,000,000	1.025% due 7/15/09 (a)(c)	49,937,667
75,000,000	1.044% due 8/6/09 (a)(c)	74,857,000
100,000,000	1.003% due 8/17/09 (a)(c)	99,786,112
175,000,000	Caisse D'amortissement, 0.842% due 6/10/09 (c)	174,963,250
70,000,000	Commerzbank U.S. Finance, 0.601% due 8/24/09 (c)	69,902,000
100,000,000	General Electric Capital Corp., 0.180% due 6/1/09 (c)	100,000,000
235,000,000	HSBC Americas Inc., 0.280% due 6/5/09 (c)	234,992,689
150,000,000	JPMorgan Chase Funding Inc., 0.501% due 10/19/09 (a)(c)	149,708,333
200,000,000	San Paolo U.S. Financial Co., 0.190% due 6/1/09 (c)	200,000,000
	Societe Generale N.A.:
40,000,000	2.378% due 6/4/09 (c)	39,992,167
100,000,000	0.983% due 6/19/09 (c)	99,951,000
65,000,000	0.803% due 11/12/09 (c)	64,763,111
274,000,000	State Street Boston, 0.310% due 6/3/09 (c)	273,995,281
	Swedish Export Credit:
125,000,000	1.004% due 7/7/09 (c)	124,875,000
100,000,000	1.004% due 7/31/09 (c)	99,833,333
200,000,000	Total Capital, 0.180% due 6/1/09 (a)(c)	200,000,000
30,000,000	Wal-Mart Stores Inc., 0.552% due 6/15/09 (a)(c)	29,993,583
40,000,000	Westpac Banking Corp., 0.260% due 6/30/09 (a)(c)	39,991,622
	Total Commercial Paper	2,731,810,934
Corporate Bonds & Notes — 3.0%
125,000,000	Nordea Bank AB, 1.449% due 10/23/09 (a)(b)	125,000,000
75,000,000	Rabobank Nederland NV, 1.176% due 10/9/09 (a)(b)	75,000,000
75,000,000	Royal Bank of Canada, 1.183% due 10/15/09 (a)(b)	75,000,000
100,000,000	Svenska Handelsbanken AB, 1.462% due 8/25/09 (a)(b)	100,019,777
	Total Corporate Bonds & Notes	375,019,777
FDIC Backed Bonds & Notes — 0.8%
100,000,000	Bank of America N.A., 0.966% due 2/5/10 (b)	100,000,000
FDIC Backed Commercial Paper — 2.2%
100,000,000	Citigroup Funding Inc., 0.270% due 6/4/09 (c)	99,997,750
175,000,000	General Electric Capital Corp., 0.753% due 8/3/09 (c)	174,770,312
	Total FDIC Backed Commercial Paper	274,768,062
Master Note — 1.5%
189,000,000	Morgan Stanley Collateralized Master Note Purchase Agreement, 1.020% due 6/1/09 (b)(d)(e)	189,000,000
Medium-Term Notes — 2.2%
50,000,000	ANZ National International Ltd., 1.533% due 7/10/09 (a)(b)	50,000,000
150,000,000	Kreditanstalt Fur Wiederaufbau International Finance Inc., 1.152% due 1/21/10 (b)	150,000,000
70,000,000	Procter & Gamble International Funding, 1.224% due 2/8/10 (b)	70,000,000
	Total Medium-Term Notes	270,000,000
Supranationals/Sovereigns — 5.1%
75,000,000	Inter-American Development Bank, 0.796% due 2/19/10 (b)	75,000,000
	International Bank for Reconstruction & Development:
100,000,000	0.989% due 2/1/10 (b)	100,000,000
125,000,000	0.957% due 2/8/10 (b)	125,000,000

See Notes to Schedule of Investments.

Prime Cash Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2009

Face
Amount	Security	Value
Supranationals/Sovereigns — 5.1% (continued)
$57,150,000	1.013% due 5/20/10 (b)	$57,150,000
	Sweden (Kingdom of):
75,000,000	0.826% due 3/17/10 (c)	74,506,291
200,000,000	1.000% due 4/26/10	200,000,000
	Total Supranationals/Sovereigns	631,656,291
Time Deposits — 12.8%
100,000,000	BNP Paribas Grand Cayman, 0.220% due 6/1/09	100,000,000
255,902,000	Calyon Grand Cayman, 0.230% due 6/1/09	255,902,000
85,000,000	CBIC Grand Cayman, 0.050% due 6/1/09	85,000,000
100,000,000	Citibank U.S., 0.190% due 6/1/09	100,000,000
	Commerzbank Grand Cayman:
100,000,000	0.200% due 6/1/09	100,000,000
250,000,000	0.230% due 6/1/09	250,000,000
100,000,000	Deutsche Bank AG NY, 0.100% due 6/1/09	100,000,000
187,685,000	JPMorgan Chase, 0.188% due 6/1/09	187,685,000
150,000,000	National Bank of Canada, 0.250% due 6/1/09	150,000,000
100,000,000	Rabobank International Grand Cayman, 0.200% due 6/1/09	100,000,000
148,792,000	Societe Generale Grand Cayman, 0.220% due 6/1/09	148,792,000
	Total Time Deposits	1,577,379,000
U.S. Government Agencies — 23.1%
	Federal Farm Credit Bank (FFCB), Bonds:
50,000,000	0.950% due 1/6/10 (b)	50,000,000
125,000,000	0.370% due 3/5/10 (b)	125,000,000
91,750,000	0.950% due 3/16/10 (b)	91,713,419
150,000,000	0.630% due 7/28/10 (b)	150,000,000
70,000,000	0.559% due 12/23/10 (b)	70,000,000
75,000,000	0.556% due 1/20/11 (b)	75,000,000
	Federal Home Loan Bank (FHLB), Bonds:
150,000,000	0.370% due 8/7/09 (b)	150,000,000
150,000,000	0.243% due 8/27/09 (b)	149,992,914
75,000,000	0.410% due 3/26/10 (b)	75,000,000
	Federal Home Loan Mortgage Corp. (FHLMC):
	Discount Notes:
75,000,000	0.703% due 9/21/09 (c)(f)	74,836,667
65,750,000	0.806% due 12/30/09 (c)(f)	65,440,244
	Notes:
125,000,000	0.305% due 9/18/09 (b)(f)	125,000,000
75,000,000	0.321% due 10/7/09 (b)(f)	75,000,000
200,000,000	1.039% due 7/12/10 (b)(f)	200,000,000
125,000,000	1.039% due 7/14/10 (b)(f)	124,989,034
140,000,000	1.244% due 9/3/10 (b)(f)	139,947,094
100,000,000	1.193% due 9/24/10 (b)(f)	99,960,656
150,000,000	0.896% due 5/5/11 (b)(f)	149,909,941
	Federal National Mortgage Association (FNMA), Notes:
200,000,000	0.410% due 9/3/09 (b)(f)	200,000,000
100,000,000	6.625% due 9/15/09 (f)	101,109,259
250,000,000	0.904% due 2/8/10 (b)(f)	249,963,967
150,000,000	1.029% due 7/13/10 (b)(f)	149,983,259
70,000,000	0.966% due 8/5/10 (b)(f)	69,959,966
100,000,000	0.800% due 5/13/11 (b)(f)	99,980,520
	Total U.S. Government Agencies	2,862,786,940

See Notes to Schedule of Investments.

Prime Cash Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2009

Face
Amount	Security	Value
U.S. Treasury Notes — 1.4%
$175,000,000	U.S. Treasury Notes, 1.750% due 3/31/10	$176,481,042

	TOTAL INVESTMENTS — 99.1% (Cost — $12,279,485,989#)	12,279,485,989
	Other Assets in Excess of Liabilities — 0.9%	113,098,226
	TOTAL NET ASSETS — 100.0%	$12,392,584,215

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2009.
(c)	Rate shown represents yield-to-maturity.
(d)	Final maturity date is July 14, 2009.
(e)	Illiquid security.
(f)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Prime Cash Reserves Portfolio (the “Portfolio”) is a separate diversified series of Master Portfolio Trust (the “Trust”). The trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At May 31, 2009, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

The Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

SIGNIFICANT
			OTHER SIGNIFICANT	UNOBSERVABLE
		QUOTED PRICES	OBSERVABLE INPUTS	INPUTS
	MAY 31, 2009	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Investments in securities	$12,279,485,989	-	$12,279,485,989	-

(b) Credit and Market Risk. Investments in securities which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Recent Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (“FASB”) issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

*  *  *

In April 2009, FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Portfolio's financial statement disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Portfolio Trust

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: July 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: July 24, 2009

By: /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: July 24, 2009